Amplify AI Powered Equity ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 10.4%
Alphabet, Inc. - Class A	10,604	$1,868,743
Alphabet, Inc. - Class C	9,384	1,664,628
AT&T, Inc.	14,089	407,736
Comcast Corp. - Class A	7,258	259,038
Meta Platforms, Inc. - Class A	4,126	3,045,359
Netflix, Inc. (a)	787	1,053,895
Snap, Inc. - Class A (a)	37,059	322,043
T-Mobile US, Inc.	4,175	994,735
Trade Desk, Inc. - Class A (a)	16,594	1,194,602
Verizon Communications, Inc.	8,289	358,665
Walt Disney Co.	3,419	423,990
		11,593,434

Consumer Discretionary - 10.4%
Amazon.com, Inc. (a)	17,578	3,856,437
Best Buy Co., Inc.	13,781	925,119
Booking Holdings, Inc.	61	353,144
Deckers Outdoor Corp. (a)	8,672	893,823
General Motors Co.	18,002	885,878
Home Depot, Inc.	1,891	693,316
Lennar Corporation - Class A	2,431	268,893
Lowe's Cos., Inc.	1,073	238,067
McDonald's Corporation	1,439	420,433
NVR, Inc. (a)	93	686,866
Starbucks Corp.	2,157	197,646
Tesla, Inc. (a)	5,744	1,824,639
TJX Cos., Inc.	2,198	271,431
		11,515,692

Consumer Staples - 5.7%
Altria Group, Inc.	3,367	197,407
Clorox Co.	1,604	192,592
Coca-Cola Co.	7,530	532,748
Conagra Brands, Inc.	11,381	232,969
Costco Wholesale Corp.	878	869,167
Kraft Heinz Co.	27,031	697,940
PepsiCo, Inc.	2,673	352,943
Philip Morris International, Inc.	3,086	562,053
Procter & Gamble Co.	4,581	729,845
Target Corp.	11,169	1,101,822
Walmart, Inc.	8,556	836,606
		6,306,092

Energy - 2.7%
Chevron Corp.	3,170	453,912
ConocoPhillips	2,441	219,055
Exxon Mobil Corp.	8,346	899,699
Halliburton Co.	61,631	1,256,040
Schlumberger NV	6,537	220,951
		3,049,657

Financials - 12.4%
American Express Co.	1,044	333,015
Aon PLC - Class A	3,338	1,190,865
Bank of America Corp.	12,735	602,620
Berkshire Hathaway, Inc. - Class B (a)	2,645	1,284,862
Blackrock, Inc.	287	301,135
Blackstone, Inc.	1,334	199,540
Capital One Financial Corp.	1,208	257,014
Charles Schwab Corp.	3,307	301,731
Chubb, Ltd.	730	211,496
Citigroup, Inc.	3,424	291,451
CME Group, Inc.	691	190,453
Erie Indemnity Co. - Class A	807	279,859
Global Payments, Inc.	11,264	901,571
Goldman Sachs Group, Inc.	584	413,326
Intercontinental Exchange, Inc.	1,102	202,184
JPMorgan Chase & Co.	5,322	1,542,901
Markel Group, Inc. (a)	302	603,203
Marsh & McLennan Cos., Inc.	971	212,299
Mastercard, Inc. - Class A	1,598	897,980
Morgan Stanley	2,323	327,218
Progressive Corp.	2,599	693,569
S&P Global, Inc.	617	325,338
T. Rowe Price Group, Inc.	5,791	558,831
Visa, Inc. - Class A	3,388	1,202,909
Wells Fargo & Co.	6,250	500,750
		13,826,120

Health Care - 10.3%
Abbott Laboratories	3,457	470,187
AbbVie, Inc.	3,508	651,155
Amgen, Inc.	2,619	731,251
Boston Scientific Corp. (a)	2,812	302,037
Bristol-Myers Squibb Co.	35,272	1,632,741
Centene Corp. (a)	18,663	1,013,028
Danaher Corporation	1,233	243,567
Eli Lilly and Co.	1,658	1,292,461
Gilead Sciences, Inc.	2,350	260,544
Intuitive Surgical, Inc. (a)	681	370,062
Johnson & Johnson	4,690	716,397
Medtronic PLC	2,501	218,012
Merck & Co., Inc.	4,998	395,642
Pfizer, Inc.	11,102	269,112
Stryker Corp.	660	261,116
Thermo Fisher Scientific, Inc.	728	295,175
UnitedHealth Group, Inc.	2,170	676,975
Vertex Pharmaceuticals, Inc. (a)	511	227,497
Zimmer Biomet Holdings, Inc.	7,427	677,417
Zoetis, Inc.	4,611	719,085
		11,423,461

Industrials - 7.0%
Automatic Data Processing, Inc.	813	250,729
Boeing Co. (a)	1,314	275,323
Caterpillar, Inc.	911	353,659
Deere & Co.	485	246,618
Eaton Corp. PLC	739	263,816
Equifax, Inc.	2,714	703,930
FedEx Corp.	5,306	1,206,107
GE Vernova, Inc.	522	276,216
General Electric Co.	2,039	524,818
Honeywell International, Inc.	1,241	289,004
Lockheed Martin Corp.	459	212,581
Old Dominion Freight Line, Inc.	5,463	886,645
RTX Corp.	2,552	372,643
TransUnion	6,521	573,848
Uber Technologies, Inc. (a)	3,937	367,322
Union Pacific Corp.	1,149	264,362
United Parcel Service, Inc. - Class B	6,906	697,092
		7,764,713

Information Technology - 36.8%(b)
Accenture PLC - Class A	2,838	848,250
Adobe, Inc. (a)	822	318,015
Advanced Micro Devices, Inc. (a)	3,027	429,531
Akamai Technologies, Inc. (a)	8,834	704,600
Amphenol Corp. - Class A	2,281	225,249
Analog Devices, Inc.	956	227,547
Ansys, Inc. (a)	2,113	742,128
Apple, Inc.	28,392	5,825,187
Applied Materials, Inc.	1,554	284,491
AppLovin Corp. - Class A (a)	4,935	1,727,645
Arista Networks, Inc. (a)	1,929	197,356
Bentley Systems, Inc. - Class B	9,804	529,122
Broadcom, Inc.	8,797	2,424,893
Cisco Systems, Inc.	7,669	532,075
Crowdstrike Holdings, Inc. - Class A (a)	461	234,792
Datadog, Inc. - Class A (a)	6,612	888,190
Fair Isaac Corp. (a)	650	1,188,174
GLOBALFOUNDRIES, Inc. (a)	6,412	244,938
GoDaddy, Inc. - Class A (a)	5,850	1,053,351
HP, Inc.	39,102	956,435
Intel Corp.	8,447	189,213
International Business Machines Corp.	1,832	540,037
Intuit, Inc.	518	407,992
KLA Corp.	259	231,997
Lam Research Corp.	2,457	239,164
Micron Technology, Inc.	2,228	274,601
Microsoft Corp.	14,126	7,026,414
MongoDB, Inc. (a)	4,871	1,022,861
NVIDIA Corp.	43,175	6,821,218
Oracle Corp.	3,262	713,171
Palantir Technologies, Inc. - Class A (a)	4,455	607,306
Palo Alto Networks, Inc. (a)	1,285	262,962
Pure Storage, Inc. - Class A (a)	5,923	341,046
Qualcomm, Inc.	2,115	336,835
Salesforce, Inc.	1,803	491,660
Samsara, Inc. - Class A (a)	17,908	712,380
ServiceNow, Inc. (a)	391	401,979
Synopsys, Inc. (a)	723	370,668
Texas Instruments, Inc.	1,756	364,581
		40,938,054

Materials - 1.3%
Linde PLC	919	431,176
Sherwin-Williams Co.	3,049	1,046,905
		1,478,081

Utilities - 1.6%
Constellation Energy Corp.	611	197,206
Edison International	15,906	820,750
NextEra Energy, Inc.	7,871	546,405
Southern Co.	2,133	195,873
		1,760,234
TOTAL COMMON STOCKS (Cost $103,528,189)		109,655,538

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%	Shares	Value
Real Estate - 1.4%
American Tower Corp.	937	207,096
Prologis, Inc.	10,136	1,065,496
Welltower, Inc.	1,267	194,776
		1,467,368
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,456,055)		1,467,368

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (c)	160,270	160,270
TOTAL SHORT-TERM INVESTMENTS (Cost $160,270)		160,270

TOTAL INVESTMENTS - 100.1% (Cost $105,144,514)		111,283,176
Liabilities in Excess of Other Assets - (0.1)%		(85,520)
TOTAL NET ASSETS - 100.0%		$111,197,656
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify AI Powered Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	109,655,538	–	–	109,655,538
Real Estate Investment Trusts - Common	1,467,368	–	–	1,467,368
Money Market Funds	160,270	–	–	160,270
Total Investments	111,283,176	–	–	111,283,176

Refer to the Schedule of Investments for further disaggregation of investment categories.